GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.18%
260,000	Kirkland Lake Gold Ltd(a)	$ 12,669,800
111,000	RPM International Inc	9,195,240
		21,865,040
Communications — 4.56%
488,000	Corning Inc	15,816,080
83,000	Etsy Inc(b)	10,095,290
9,894	GoodRx Holdings Inc Class A(b)	550,106
83,000	IAC/InterActiveCorp(b)	9,941,740
273,000	Match Group Inc(b)	30,207,450
66,000	Spotify Technology SA(b)	16,009,620
66	Venture Global LNG Inc Series B(b)(c)(d)	253,968
410	Venture Global LNG Inc Series C(b)(c)(d)	1,577,680
		84,451,934
Consumer, Cyclical — 14.34%
111,000	Alaska Air Group Inc	4,065,930
193,000	Aptiv PLC	17,694,240
124,000	Burlington Stores Inc(b)	25,555,160
52,000	CarMax Inc(b)	4,779,320
127,000	Casey's General Stores Inc	22,561,550
11,000	Chipotle Mexican Grill Inc(b)	13,680,810
138,000	Dollar General Corp	28,927,560
179,000	Dollar Tree Inc(b)	16,349,860
7,000	Domino's Pizza Inc	2,976,960
109,000	DraftKings Inc Class A(a)(b)	6,413,560
192,000	Dunkin' Brands Group Inc	15,726,720
33,000	Five Below Inc(b)	4,191,000
221,000	Hilton Worldwide Holdings Inc	18,855,720
10,000	Lululemon Athletica Inc(b)	3,293,700
78,000	Marriott International Inc Class A	7,221,240
788,000	MGM Resorts International	17,139,000
39,000	O'Reilly Automotive Inc(b)	17,982,120
93,000	Ross Stores Inc	8,678,760
66,000	Tapestry Inc	1,031,580
23,000	Ulta Beauty Inc(b)	5,151,540
72,000	Vail Resorts Inc	15,405,840
106,000	VF Corp	7,446,500
3,675	Visteon Corp(b)	254,384
		265,383,054
Consumer, Non-Cyclical — 33.56%
266,000	Acadia Healthcare Co Inc(b)	7,841,680
57,000	ACADIA Pharmaceuticals Inc(b)	2,351,250
179,000	Alcon Inc(b)	10,194,050
21,000	Align Technology Inc(b)	6,874,560
409,000	Alkermes PLC(b)	6,777,130
69,000	Alnylam Pharmaceuticals Inc(b)	10,046,400
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,000	Argenx SE ADR(b)	$ 10,763,320
25,000	Ascendis Pharma A/S ADR(b)	3,858,000
716,000	Avantor Inc(b)	16,102,840
110,000	Avery Dennison Corp	14,062,400
13,000	Bright Horizons Family Solutions Inc(b)	1,976,520
525,000	Bruker Corp	20,868,750
436,000	Catalent Inc(b)	37,347,760
88,000	Cooper Cos Inc	29,666,560
26,000	CoStar Group Inc(b)	22,061,260
97,000	Dentsply Sirona Inc	4,241,810
229,000	Dun & Bradstreet Holdings Inc(a)(b)	5,876,140
510,000	Elanco Animal Health Inc(b)	14,244,300
96,000	Equifax Inc	15,062,400
111,000	Exact Sciences Corp(b)	11,316,450
83,000	FleetCor Technologies Inc(b)	19,762,300
50,000	Gartner Inc(b)	6,247,500
80,000	Global Payments Inc	14,206,400
745,000	Hologic Inc(b)	49,520,150
44,000	ICU Medical Inc(b)	8,041,440
19,000	IDEXX Laboratories Inc(b)	7,469,090
150,000	IHS Markit Ltd	11,776,500
164,000	Incyte Corp(b)	14,717,360
166,000	Ionis Pharmaceuticals Inc(b)	7,876,700
19,000	MarketAxess Holdings Inc	9,150,210
21,000	Molina Healthcare Inc(b)	3,843,840
20,000	MyoKardia Inc(b)	2,726,600
83,000	Neurocrine Biosciences Inc(b)	7,981,280
275,000	Perrigo Co PLC	12,625,250
163,000	PPD Inc(b)	6,029,370
165,000	PRA Health Sciences Inc(b)	16,737,600
30,750	Quidel Corp(b)	6,745,935
198,000	Reynolds Consumer Products Inc	6,062,760
112,070	Royalty Pharma PLC Class A(a)	4,714,785
110,000	Seattle Genetics Inc(b)	21,525,900
419,000	ServiceMaster Global Holdings Inc(b)	16,709,720
250,000	Sprouts Farmers Market Inc(b)	5,232,500
120,000	Teleflex Inc	40,850,400
235,000	TransUnion	19,770,550
186,000	TreeHouse Foods Inc(b)	7,538,580
25,000	Ultragenyx Pharmaceutical Inc(b)	2,054,750
116,000	Verisk Analytics Inc	21,495,960
47,000	West Pharmaceutical Services Inc	12,920,300
39,000	WEX Inc(b)	5,419,830
		621,287,140
Diversified — 0.57%
552,000	Churchill Capital Corp III Class A(a)(b)	5,658,000

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Diversified — (continued)
216,000	Pershing Square Tontine Holdings Ltd Class A(b)	$ 4,901,040
		10,559,040
Energy — 0.85%
221,000	Concho Resources Inc	9,750,520
69,000	Pioneer Natural Resources Co	5,933,310
		15,683,830
Financial — 4.48%
110,000	Assurant Inc	13,344,100
206,000	Axis Capital Holdings Ltd	9,072,240
164,000	Cboe Global Markets Inc	14,389,360
157,000	GoHealth Inc Class A(a)(b)	2,044,925
57,000	Kemper Corp	3,809,310
386,000	KKR & Co Inc(a)	13,255,240
70,000	Raymond James Financial Inc	5,093,200
99,000	Selectquote Inc(a)(b)	2,004,750
241,751	Tradeweb Markets Inc Class A	14,021,558
225,000	Webster Financial Corp	5,942,250
		82,976,933
Industrial — 17.75%
330,000	Agilent Technologies Inc	33,310,200
34,000	Allegion PLC	3,362,940
66,000	Amphenol Corp Class A	7,145,820
522,000	Ball Corp	43,388,640
234,000	BWX Technologies Inc	13,176,540
66,000	Cognex Corp	4,296,600
456,000	Colfax Corp(b)	14,300,160
261,000	Fortive Corp(d)	19,890,810
138,000	IDEX Corp	25,172,580
771,834	Ingersoll Rand Inc(b)	27,477,290
177,000	JB Hunt Transport Services Inc	22,369,260
220,000	Keysight Technologies Inc(b)	21,731,600
54,000	L3Harris Technologies Inc	9,171,360
22,000	Martin Marietta Materials Inc	5,177,920
347,000	National Instruments Corp	12,387,900
52,000	Packaging Corp of America	5,670,600
41,000	Roper Technologies Inc	16,199,510
303,000	Sealed Air Corp	11,759,430
664,000	Textron Inc	23,963,760
83,000	Waste Connections Inc	8,615,400
		328,568,320
Technology — 18.36%
94,000	Atlassian Corp PLC Class A(b)	17,088,260
26,000	Bentley Systems Inc Class B(b)	816,400
33,000	Bill.com Holdings Inc(b)	3,310,230
Shares		Fair Value
Technology — (continued)
207,000	Black Knight Inc(b)	$ 18,019,350
53,000	Broadridge Financial Solutions Inc	6,996,000
220,000	Ceridian HCM Holding Inc(b)	18,183,000
28,000	Citrix Systems Inc	3,855,880
814,000	Clarivate PLC(b)	25,225,860
50,000	Crowdstrike Holdings Inc Class A(b)	6,866,000
138,000	DocuSign Inc(b)	29,703,120
171,000	Entegris Inc	12,712,140
55,000	Fiserv Inc(b)	5,667,750
28,000	Five9 Inc(b)	3,631,040
56,000	Inphi Corp(b)	6,286,000
30,000	KLA Corp	5,812,200
761,000	Marvell Technology Group Ltd	30,211,700
245,000	Maxim Integrated Products Inc	16,564,450
307,000	Microchip Technology Inc	31,547,320
4,911	Procore Technologies Inc(b)(c)(d)	220,995
108,000	Skyworks Solutions Inc	15,714,000
137,000	Slack Technologies Inc Class A(a)(b)	3,679,820
3,647	Snowflake Inc Class A(a)(b)	915,397
96,000	Splunk Inc(b)	18,060,480
96,000	SS&C Technologies Holdings Inc	5,809,920
86,000	Veeva Systems Inc Class A(b)	24,182,340
190,000	Xilinx Inc	19,805,600
986,000	Zynga Inc Class A(b)	8,992,320
		339,877,572
Utilities — 1.38%
64,000	Atmos Energy Corp	6,117,760
56,000	Eversource Energy	4,678,800
124,000	Sempra Energy	14,676,640
		25,473,200
TOTAL COMMON STOCK — 97.03% (Cost $1,319,956,953)		$1,796,126,063
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
5,230	Roofoods Ltd Series F 0.00%(b)(c)(d)	2,032,639
183	Roofoods Ltd Series G 0.00%(b)(c)(d)	76,476
		2,109,115

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — 0.41%
3,062	DoorDash Inc Series H 0.00%(b)(c)(d)	$ 702,821
323,569	Rivian Automotive Series D 0.00%(b)(c)(d)	5,012,084
119,920	Rivian Automotive Series E 0.00%(b)(c)(d)	1,857,561
		7,572,466
Technology — 0.01%
3,274	Procore Technologies Inc Series B 0.00%(b)(c)(d)	147,330
		147,330
TOTAL CONVERTIBLE PREFERRED STOCK — 0.53% (Cost $9,423,836)		$9,828,911
WARRANTS
Financial — 0.01%
24,045	Pershing Square Tontine Holdings Ltd(b)	172,400
TOTAL WARRANTS — 0.01% (Cost $132,931)		$172,400
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,081,000	BlackRock FedFund Institutional Class(e), 0.00%(f)	1,081,000
1,404,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.04%(f)	1,404,000
1,081,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.03%(f)	1,081,000
1,081,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.00%(f)	1,081,000
1,081,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.02%(f)	1,081,000
1,081,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.01%(f)	1,081,000
834,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.02%(f)	834,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.42% (Cost $7,643,000)		$7,643,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.49%
$46,100,000	Federal Home Loan Bank 0.01%, 10/01/2020	$ 46,100,000
Repurchase Agreements — 1.88%
10,089,916	Undivided interest of 14.28% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $10,089,916 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(e)	10,089,916
10,089,916	Undivided interest of 14.49% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $10,089,916 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(e)	10,089,916
10,089,916	Undivided interest of 14.91% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $10,089,916 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(e)	10,089,916

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,571,392	Undivided interest of 18.21% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $4,571,392 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(e)	$ 4,571,392
		34,841,140
TOTAL SHORT TERM INVESTMENTS — 4.37% (Cost $80,941,140)		$80,941,140
TOTAL INVESTMENTS — 102.36% (Cost $1,418,097,860)		$1,894,711,514
OTHER ASSETS & LIABILITIES, NET — (2.36)%		$(43,653,153)
TOTAL NET ASSETS — 100.00%		$1,851,058,361
(a)	All or a portion of the security is on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2020.
ADR	American Depositary Receipt
At September 30, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Fortive Corp	07/07/2016-08/13/2020	$16,162,743	$19,890,810	1.07%
Procore Technologies Inc	07/15/2020	220,995	220,995	0.01
Venture Global LNG Inc Series B	03/08/2018	199,320	253,968	0.01
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	1,577,680	0.09
Convertible Preferred Stock
DoorDash Inc Series H	06/17/2020	702,824	702,821	0.04
Procore Technologies Inc Series B	07/15/2020	147,330	147,330	0.01
Rivian Automotive Series D	12/23/2019	3,476,425	5,012,084	0.27
Rivian Automotive Series E	07/10/2020	1,857,561	1,857,561	0.10
Roofoods Ltd Series F	09/12/2017	1,849,174	2,032,639	0.11
Roofoods Ltd Series G	05/16/2019	76,476	76,476	0.00
		$26,197,653	$31,772,364	1.71%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,783,879,370	$10,194,050	$2,052,643	$1,796,126,063
Convertible Preferred Stock	—	—	9,828,911	9,828,911
Warrants	172,400	—	—	172,400
Government Money Market Mutual Funds	7,643,000	—	—	7,643,000
Short Term Investments	—	80,941,140	—	80,941,140
Total Assets	$1,791,694,770	$91,135,190	$11,881,554	$1,894,711,514
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020